EQUITY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51
Cancelled	(8,334)	17.34

Balance, September 30, 2022 and December 31, 2022	84,583	$13.26

Exercisable at December 31, 2022	83,333	$13.61

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51
Cancelled	(8,334)	17.34

Balance, September 30, 2022	84,583	$13.26

Exercisable at September 30, 2022	83,333	$13.42

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2022	2021

Risk-free interest rate	-	1.5%
Expected life of options	-	10 Years
Expected annualized volatility	-	96.56%
Dividend rate	-	Nil
Weighted average fair value of options granted	-	$10.17

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-
Weighted average fair value of options granted	$10.17	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As December 31, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
27,917	$22.20	December 4, 2017	December 4, 2027
5,000	$13.32	November 1, 2018	November 1, 2028
5,000	$2.22	March 16, 2020	March 16, 2030
51,666	$10.66	October 6, 2021	October 6, 2031
84,583

As September 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
51,666	$10.51	October 6, 2031
84,583

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, September 30, 2022 and December 31, 2022	1,097,096	$12.12

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, September 30, 2022	1,097,096	$12.12

SCHEDULE OF WARRANTS OUTSTANDING

As December 31, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

24,739	$23.98	November 4, 2021	November 4, 2023
864,024	$12.60	March 29, 2022	March 29, 2027
208,333	$8.88	September 30, 2021	September 30, 2031
1,097,096

As September 30, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	October 1, 2031
1,097,096

SCHEDULE OF VALUATION OF WARRANTS

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at December 31, 2022 and September 30, 2022:

	December 31, 2022	September 30, 2022

Risk-free interest rate	4.06%	3.79%
Expected life of options	0.75 Year	1 Year
Expected annualized volatility	110.97%	135.59%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$0.01	$1.46

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at September 30, 2022 and November 4, 2021:

	September 30,2022	November 4, 2021

Risk-free interest rate	3.79%	0.98%
Expected life of options	1 Year	2 Years
Expected annualized volatility	135.59%	153.02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$1.46	$11.45